Net intangible assets and goodwill - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Total amortization expense	$ 12,497	$ 10,932	$ 11,822
Estimated aggregate amortization expense for 2022	20,976
Estimated aggregate amortization expense for 2023	15,861
Estimated aggregate amortization expense for 2024	6,600
Estimated aggregate amortization expense for 2025	1,913
Estimated aggregate amortization expense for 2026	1,689
Estimated aggregate amortization expense for thereafter	$ 303